Summary of Significant Accounting Policies - Schedule of Basic and Diluted Net Loss Per Common Share (Details) - USD ($)	3 Months Ended				4 Months Ended	6 Months Ended	7 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Sep. 30, 2019	Sep. 30, 2019	Jun. 30, 2020	Dec. 31, 2019	Sep. 30, 2020	Dec. 31, 2020
Accounting Policies [Abstract]
Net loss	$ (3,751,049)	$ (8,675,977)	$ 7,772,252	$ (572,263)	$ (573,356)	$ (903,725)	$ (2,881,345)	$ (4,654,774)	$ (51,960,823)
Less: Income attributable to common stock subject to possible redemption							(848,726)		(723,829)
Adjusted net loss							$ (3,730,070)		$ (52,684,652)
Weighted average common shares subject to possible redemption outstanding, basic and diluted							10,207,641		20,151,440
Basic and diluted income per common share subject to possible redemption							$ 0.08		$ 0.04
Weighted average shares outstanding, basic and diluted	8,758,829	7,900,920	8,592,122	5,535,597	4,514,200	8,246,521	6,111,484	8,418,537	8,598,542
Basic and diluted net loss per common share	$ (0.43)	$ (1.10)	$ 0.80	$ (0.13)	$ 0.16	$ (0.22)	$ (0.61)	$ (0.66)	$ (6.13)